Consolidated Statements of Cash Flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Operating activities
Net profit/(loss) for the period	€ 910,283	€ (194,472)
Reversal of finance income	(16,998)	(89,948)
Reversal of finance expenses	78,280	144,707
Reversal of (gain)/loss on disposal of property, plant and equipment	21
Reversal of income taxes	(614,995)	8,526
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(3,581)	(3,002)
Share of (profit)/loss of associates	13,283	(14,980)
Share-based payment	91,110	86,216
Depreciation and amortization	13,431	12,872
Impairment of property, plant and equipment	0	7,508
Changes in working capital:
Inventories	(29,819)	(6,421)
Receivables	(79,363)	25,138
Prepayments	(2,839)	(1,730)
Contract liabilities	(2,174)	(1,084)
Trade payables, accrued expenses and other liabilities	36,408	(33,088)
Provisions	93,441	48,288
Cash flows generated from/(used in) operations	486,488	(11,470)
Finance income received	16,997	10,929
Finance expenses paid	(24,418)	(12,652)
Income taxes received/(paid)	(16,313)	(6,308)
Cash flows from/(used in) operating activities	462,754	(19,501)
Investing activities
Payments received under finance leases	2,003
Acquisition of intangible assets and property, plant and equipment	(13,711)	(5,094)
Cash flows from/(used in) investing activities	(11,708)	(5,094)
Financing activities
Repayment of borrowings	(25,746)	(15,124)
Proceeds from exercise of warrants	73,069	71,727
Costs of capital increase	(125)
Acquisition of treasury shares	(155,843)	(17,396)
Payment of withholding taxes under stock incentive programs	(12,781)	(11,396)
Cash flows from/(used in) financing activities	(121,426)	27,811
Increase/(decrease) in cash and cash equivalents	329,620	3,216
Cash and cash equivalents at January 1	616,041	559,543
Effect of exchange rate changes on balances held in foreign currencies	18,703	(23,667)
Cash and cash equivalents at September 30	€ 964,364	€ 539,092